Form N-23C-1
Report for Calendar month Ending April 30, 2004





-------------------------
Swiss Helvetia Fund, Inc
-------------------------






-------------------------------------------------------------------------------------------------------------------
                                                                     Approximate asset value
                                        Number of                    or approximate asset         Name of
Date of each     Identification of      shares        Price per      coverage per share at        Seller or of
transaction      each security          purchased     share          time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------------
                 Swiss Helvetia
                 Fund-(Cusip-
 04/27/04        870875101)              6,800        12.9999               15.77                    NYSE
 04/28/04          (same)                6,100        12.9084               15.53                    NYSE
 04/29/04          (same)               25,000        12.8900               15.63                    NYSE
 04/30/04          (same)                7,100        12.8485               15.58                    NYSE

Total                                   45,000